Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable, accrued expenses and other current liabilities are comprised of the following items:

	June 30, 2019	December 31, 2018
Accounts payable – trade	$24,287	$9,716
Accounts payable – related parties	81	933

Total accounts payable	$24,368	$10,649

Accrued interest on Convertible Notes	$5,938	$5,302
Accrued payroll	7,943	3,278
Accrued legal fees	486	565
Consideration payable for acquisition of Manitoba Harvest	69,356	—
Contingent consideration for acquisitions	49,581	—
Other accrued expenses and current liabilities	17,984	5,673

Total accrued expenses and other current liabilities	$151,288	$14,818

Accounts payable and accrued expenses are comprised of the following items:

	December 31,
	2018	2017
Accounts payable – trade	$9,716	$5,563
Accounts payable – related parties	933	—
Accrued interest on convertible senior notes due 2023	5,302	—
Accrued legal fees	565	10
Accrued payroll	3,278	610
Other accrued expenses	5,673	1,401

Total	$25,467	$7,584